Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY

Common Stock

The Company has 100,000,000 authorized shares of common stock, $0.0001 par value.

A summary of the options activity for the years ended December 31, 2019 and 2018 are as follows:

	For the Years Ended December 31, 2019 and 2018
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2018	45,000	$1.50	1.96 years	$—
Expired	(10,000)	$1.50	-	—
Outstanding at December 31, 2018	35,000	$1.50	1.25 years	—
Expired	(10,000)	$1.50	-	—
Exercisable at December 31, 2019	25,000	$1.50	0.50 years	—

The total intrinsic value of options as of December 31, 2019 was $0. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at December 31, 2019 (for outstanding options), less the applicable exercise price. During 2019 and 2018, the company recorded $0 and $0, respectively, of non-cash compensation expense related to the vested stock options issued to a director.